Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001552947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Oct. 19, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 19, 2022
Prospectus Date	rr_ProspectusDate	Apr. 13, 2022
Conductor Global Equity Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CONDUCTOR GLOBAL EQUITY VALUE ETF
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	the Fund’s primary benchmark index was changed\from the MSCI All Country World Index to the MSCI ACWI SMID Value Index because the Adviser determined it is a more appropriate benchmark\ index given the Fund’s strategy and portfolio holdings.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CONDUCTOR GLOBAL EQUITY VALUE ETF

CGV

Supplement dated October 20, 2022 (effective at the close of business)

to the Prospectus and Statement of Additional Information (“SAI”), each dated April 13, 2022, as amended August 1, 2022

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. This Supplement supersedes any information to the contrary in the Prospectus and SAI.

Effective October 20, 2022, the Conductor Global Equity Value ETF’s (the “Fund”) Prospectus is amended as follows:

Reference is made to the section entitled “FUND SUMMARY”, subsection “Performance Table”, beginning on Page 7 of the Prospectus. The table in this section is deleted in its entirety and replaced with the following:

Performance Table

Average Annual Total Returns

(For the year ended December 31, 2021)

Conductor Global Equity Value Fund (Predecessor Fund)	One Year	Five Years	Since Inception(1)
Class I Shares Return before taxes	14.96%	6.09%	5.34%
Return after taxes on Distributions	14.60%	5.35%	4.88%
Return after taxes on Distributions and Sale of Fund Shares	9.10%	4.72%	4.21%
Class Y Shares Return before taxes	15.73%	6.71%	7.68%
MSCI All Country World Value Index (2) (reflects no deduction for fees, expenses or taxes)	19.62%	8.69%	6.47%
MSCI ACWI SMID Value Index (3) (reflects no deduction for fees, expenses or taxes)	20.58%	8.85%	7.19%
(1)	The Predecessor Fund’s Class I shares commenced operations on December 27, 2013 .The Predecessor Fund’s Class Y shares commenced operations on April 19, 2016. Date used to calculate performance since inception for the indices is the commencement date of the Predecessor Fund’s Class I shares.

(2)	The MSCI All Country World (MSCI ACWI) Value Index captures large and mid-cap securities\exhibiting overall value style characteristics across 23 developed markets countries and 24 emerging markets countries. The value investment\style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price\and dividend yield. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions\or other expense of investing.

(3)	Effective October 14th, 2022, the Fund’s primary benchmark index was changed\from the MSCI All Country World Index to the MSCI ACWI SMID Value Index because the Adviser determined it is a more appropriate benchmark\ index given the Fund’s strategy and portfolio holdings. The MSCI All Country World Small/Mid (ACWI SMID) Cap Index captures mid and small\cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 7,873 constituents, the index covers approximately\28% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index or benchmark. Index\returns are gross of any fees, brokerage commissions or other expense of investing.

Additionally, effective October 20, 2022, all references to the phone number “1-844-GO-RAILX (1-844-467-2459)” in the Fund’s Prospectus and Statement of Additional Information are deleted and replaced with “1-615-200-0057”.

This Supplement and the existing Prospectus and SAI, each dated April 13, 2022, as amended, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund at 1-615-200-0057.

Conductor Global Equity Value ETF | MSCI All Country World Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.62%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.69%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%	[1],[2]
Conductor Global Equity Value ETF | MSCI ACWI SMID Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.58%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.85%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%	[2],[3]
Conductor Global Equity Value ETF | Conductor Global Equity Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CGV
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	14.96%
5 Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2013
Conductor Global Equity Value ETF | Conductor Global Equity Value ETF | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.60%
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[2]
Conductor Global Equity Value ETF | Conductor Global Equity Value ETF | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.10%
5 Years	rr_AverageAnnualReturnYear05	4.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%	[2]

[1]	The MSCI All Country World (MSCI ACWI) Value Index captures large and mid-cap securities\exhibiting overall value style characteristics across 23 developed markets countries and 24 emerging markets countries. The value investment\style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price\and dividend yield. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions\or other expense of investing.
[2]	The Predecessor Fund’s Class I shares commenced operations on December 27, 2013 .The Predecessor Fund’s Class Y shares commenced operations on April 19, 2016. Date used to calculate performance since inception for the indices is the commencement date of the Predecessor Fund’s Class I shares.
[3]	Effective October 14th, 2022, the Fund’s primary benchmark index was changed\from the MSCI All Country World Index to the MSCI ACWI SMID Value Index because the Adviser determined it is a more appropriate benchmark\ index given the Fund’s strategy and portfolio holdings. The MSCI All Country World Small/Mid (ACWI SMID) Cap Index captures mid and small\cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 7,873 constituents, the index covers approximately\28% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index or benchmark. Index\returns are gross of any fees, brokerage commissions or other expense of investing.